Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013 subsidiary
Nature of Operations
Ownership interest in Oneida Savings Bank held by the entity (as a percent)	100.00%
Ownership interest in the entity held by public stockholders (as a percent)	100.00%
Number of banking subsidiaries owned by bank	2
Number of insurance and financial services subsidiaries owned by bank	1
New York
Nature of Operations
Number of central New York offices of Bailey & Haskell Associates, Inc.	6
South Carolina
Nature of Operations
Number of central New York offices of Bailey & Haskell Associates, Inc.	1